EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 13:-	EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2022	2021	2020

Net income	$796.9	$815.6	$846.6

Weighted average ordinary shares outstanding	125,205,504	133,121,763	140,495,886

Dilutive effect:
Employee stock options, RSUs and PSUs	1,133,485	988,285	1,482,106

Diluted weighted average ordinary shares outstanding	126,338,989	134,110,048	141,977,992

Basic earnings per ordinary share	$6.37	$6.13	$6.03

Diluted earnings per ordinary share	$6.31	$6.08	$5.96